Goodwill and Intangibles (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangibles		$ 53,357,000	$ 31,224,000
Less: Accumulated amortization		13,937,000	12,540,000
Intangible assets, net		39,420,000	18,684,000
Goodwill [Roll Forward]
Goodwill at December 31, 2012	32,414,000	32,414,000
Goodwill, Acquired During Period		199,040,000
Goodwill, Impairment Loss	115,000,000
Foreign currency translation		1,806,000
Goodwill at December 31, 2013		118,263,000
Goodwill, Other Changes		0
Future amortization [Abstract]
2014		6,900,000
2015		4,600,000
2016		3,500,000
2017		3,100,000
2018		2,400,000
Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		44,970,000	29,288,000
Less: Accumulated amortization		13,937,000	12,540,000
Finite-Lived Intangible Assets [Member] | Distribution channels [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		250,000	1,250,000
Less: Accumulated amortization		233,000	436,000
Finite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		16,714,000	9,781,000
Less: Accumulated amortization		5,702,000	4,243,000
Finite-Lived Intangible Assets [Member] | Licenses [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		3,633,000	3,668,000
Less: Accumulated amortization		1,303,000	1,056,000
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		15,578,000	3,788,000
Less: Accumulated amortization		2,371,000	1,799,000
Finite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		2,364,000	1,316,000
Less: Accumulated amortization		1,098,000	922,000
Finite-Lived Intangible Assets [Member] | Noncompete Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		5,660,000	7,314,000
Less: Accumulated amortization		3,155,000	2,729,000
Finite-Lived Intangible Assets [Member] | Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost		771,000	2,171,000
Less: Accumulated amortization		75,000	1,355,000
Indefinite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles		8,387,000	1,936,000
Indefinite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles		4,266,000	278,000
Indefinite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles		4,121,000	1,658,000
BioMimetics [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		138,244,000
Goodwill, Impairment Loss		(114,997,000)
Goodwill at December 31, 2013		1,383,000
Goodwill, Other Changes		(21,864,000)
UNITED STATES
Goodwill [Roll Forward]
Goodwill at December 31, 2012	25,551,000	25,551,000
Goodwill at December 31, 2013		92,134,000
Goodwill, Other Changes		66,583,000
International Segment [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2012	6,863,000	6,863,000
Goodwill, Acquired During Period		60,796,000
Foreign currency translation		1,806,000
Goodwill at December 31, 2013		24,746,000
Goodwill, Other Changes		$ (44,719,000)